Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other current assets [Abstract]
Other Current Assets
	Year ended December 31,
	2025	2024
	$’000	$’000
Prepaid expenses	3,973	3,169
VAT receivable	137	150
Other receivables	1,158	1,582
	5,268	4,901